Goodwill	12 Months Ended
Dec. 31, 2012
Goodwill [Abstract]
Goodwill
NOTE 8:-	GOODWILL

The changes in the carrying amount of goodwill for the years ended December 31, 2011 and 2012 are as follows:

	Year ended December 31,
	2011	2012

January 1,	$1,093	$14,593
Acquisition of Nera	13,658	-
Functional currency translation adjustments (1) (2) (3)	(158)	690

December 31,	$14,593	$15,283

(1)	The allocation period of Nera's acquisition ended in July 2012.
(2)	Adjustment of goodwill related to acquisition of Nera.
(3)
Foreign currency translation differences resulting from goodwill allocated to subsidiaries,  whose functional currency has been determined to be other than the U.S. dollar and adjustment related to provisions.